Annual Operating Expenses {- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-13 - Fidelity Advisor® New Insights Fund	Mar. 01, 2022
Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.93%
Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual operating expenses	1.18%
Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual operating expenses	1.70%
Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.68%
Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.56%